Income tax benefit for the years ended December 31, 2022, 2021 and 2020 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below: (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 2,149,129	$ 2,649,198	$ 3,151,661
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (285,668)	$ (658,471)	$ (382,207)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(3.00%)	(6.00%)	(3.00%)
Nondeductible Expenses	$ (91,510)	$ (419,589)	$ (155,633)
[custom:NondeductibleExpensesPercentage]	(1.00%)	(4.00%)	(1.00%)
Change In Valuation Allowance And Other	$ (1,771,951)	$ (1,571,138)	$ (1,524,461)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(15.00%)	(12.00%)
Income Tax Benefit	$ 0	$ 0	$ 1,089,360
[custom:IncomeTaxBenefitPercent]	0.00%	0.00%	9.00%
Deferred income tax assets
Net operating loss carry forwards	$ 39,298,070	$ 40,045,479
Property, Plant and Equipment	2,129,038	2,023,434
Other	1,672,940	1,537,637
Total deferred income tax asset	43,100,048	43,606,550
Valuation allowance	(43,090,943)	(43,557,562)
Deferred income tax assets net of valuation allowance	9,105	48,988
Deferred income tax liabilities
Other	(9,105)	(48,988)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,931,223
Canadian Tax Loss Carryforward Expiring 2027	3,584,098
Canadian Tax Loss Carryforward Expiring 2028	13,660,950
Canadian Tax Loss Carryforward Expiring 2029	12,946,583
Canadian Tax Loss Carryforward Expiring 2030	15,994,783
Canadian Tax Loss Carryforward Expiring 2031	17,910,454
Canadian Tax Loss Carryforward Expiring 2032	5,196,582
Canadian Tax Loss Carryforward Expiring 2033	7,554,761
Canadian Tax Loss Carryforward Expiring 2034	8,753,336
Canadian Tax Loss Carryforward Expiring 2035	12,494,741
Canadian Tax Loss Carryforward Expiring 2036	14,854,933
Canadian Tax Loss Carryforward Expiring 2037	11,202,657
Canadian Tax Loss Carryforward Expiring 2038	1,072,063
Canadian Tax Loss Carryforward Expiring 2039	2,794,104
Canadian Tax Loss Carryforward Expiring 2040	4,153,315
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,034,518
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	3,958,003
[custom:UsTaxLossCarryforward-0]	4,875,207
Total Us Tax Loss Carryforward	4,875,207
Total Canadian Tax Loss Carryforward	$ 153,097,104